Related and Interested Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Trade and other payables	$ 227	$ 261	$ 117